CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income and Comprehensive Income [Abstract]
Net earnings	$ 765	$ 942	$ 3,355	$ 3,366	$ 1,978
Other comprehensive income (loss), net of tax expense (benefit):
Unrealized holding gains (losses) on securities during the period, net of tax expense (benefits) of $166, $685, and $(346) for the years ended December 31, 2012, 2011, and 2010, respectively			322	1,329	(671)
Comprehensive income			3,677	4,695	1,307
Accumulated comprehensive income (loss)	$ 600	$ 278	$ 600	$ 278	$ (1,051)